Master Trust (Details) - EBP Plans - EBP, Nonconsolidated, Master Trust	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net realized and unrealized gains on investments	$ 2,868,482,058
Interest income, net of expenses	23,413,775
Dividend income	48,279,187
Net investment income	$ 2,940,175,020